UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 97.5%
Argentina 0.9%
Banco Macro SA (ADR)	80,900	2,293,515
Pampa Holding SA (GDR) 144A*	40,800	907,828

(Cost $3,153,137)		3,201,343
Bahrain 0.7%
Gulf Finance House EC (GDR) 144A* (Cost $2,440,000)	97,600	2,440,000
Bermuda 1.3%
Aquarius Platinum Ltd.	63,875	1,882,373
Dufry South America Ltd. (BDR)*	108,800	2,859,661

(Cost $3,757,271)		4,742,034

Brazil 11.4%
Banco Bradesco SA (ADR) (Preferred) (a)	138,100	3,596,124
Bematech Industria e Comercio de Equipamentos Eletronicos SA*	240,600	2,259,977
BR Malls Participacoes SA*	173,900	2,123,772
Companhia Vale do Rio Doce (ADR) (Preferred)	183,900	7,784,487
GVT Holding SA*	117,200	2,240,323
Lojas Renner SA	145,600	2,736,813
Lupatech SA	142,100	3,380,279
Petroleo Brasileiro SA (ADR) (a)	171,600	11,136,840
Santos-Brasil SA (Units)	128,000	1,923,432
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	38,800	4,525,632
Wilson Sons Ltd. (BDR)*	76,000	1,077,471

(Cost $27,430,958)		42,785,150
Canada 0.2%
Coalcorp Mining, Inc.* (Cost $704,916)	177,428	783,358
Chile 0.5%
Inversiones Aguas Metropolitanas SA (ADR) 144A (Cost $1,540,580)	73,000	1,755,191
China 4.3%
China Coal Energy Co. "H"*	2,045,000	3,759,187
China Construction Bank Corp. "H"	4,220,000	3,142,363
China Merchants Bank Co., Ltd. "H"*	901,000	3,199,057
Focus Media Holding Ltd. (ADR)* (a)	122,700	5,068,737
Sunshine Holdings Ltd.	3,601,000	888,311

(Cost $11,471,478)		16,057,655
Cyprus 0.3%
AFI Development PLC (GDR) 144A* (Cost $1,709,429)	127,800	1,226,880
Czech Republic 0.4%
Zentiva NV (Cost $1,394,058)	25,016	1,462,459
Egypt 1.8%
Commercial International Bank	145,545	1,772,241
Orascom Construction Industries	42,088	2,997,475
Orascom Hotels & Development*	159,094	1,850,420

(Cost $4,215,831)		6,620,136
Hong Kong 6.0%
China Mobile Ltd. (ADR) (a)	146,900	8,430,591
China Properties Group Ltd.*	3,106,900	1,486,129
China Travel International Investment Hong Kong Ltd.	2,872,000	1,904,607
China Yurun Food Group Ltd.	1,646,000	1,765,475
CNOOC Ltd.	3,182,400	3,789,287
Huabao International Holdings Ltd.	2,517,300	2,351,166
Samson Holding Ltd.	3,070,900	1,379,656
Stella International Holdings Ltd.*	645,500	1,228,943

(Cost $18,345,751)		22,335,854
India 4.0%
Bharti Airtel Ltd.*	209,500	4,704,576
JSW Steel Ltd.	180,900	3,272,701
Reliance Capital Ltd.	83,200	2,460,073
Reliance Industries Ltd.	95,000	4,445,228

(Cost $9,964,445)		14,882,578

Indonesia 2.5%
PT Astra International Tbk	945,500	1,892,024
PT Bank Mandiri	10,033,900	3,769,062
PT Holcim Indonesia Tbk*	16,555,500	1,782,840
PT Indosat Tbk (ADR) (a)	47,200	1,899,800

(Cost $7,020,773)		9,343,726
Israel 1.9%
Elbit Systems Ltd.	54,800	2,200,658
NICE Systems Ltd. (ADR)*	64,000	2,126,080
Teva Pharmaceutical Industries Ltd. (ADR)	68,900	2,895,178

(Cost $5,602,822)		7,221,916
Kazakhstan 0.6%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,673,177)	103,100	2,433,160
Korea 15.1%
Daelim Industrial Co., Ltd.	23,049	3,948,648
GS Engineering & Construction Corp.	12,900	1,917,132
Hana Financial Group, Inc.	38,000	2,060,441
Hyundai Mipo Dockyard Co., Ltd.	9,300	2,937,142
Hyundai Mobis	28,100	3,030,606
Kangwon Land, Inc.	81,700	1,839,300
Kookmin Bank (ADR)	85,500	7,335,045
LG Electronics, Inc.	42,605	3,580,685
NHN Corp.*	24,100	4,423,587
POSCO (ADR) (a)	36,200	5,156,690
Samsung Electronics Co., Ltd.	12,670	8,340,841
Samsung Engineering Co., Ltd.	34,800	4,097,626
Shinhan Financial Group Co., Ltd.	75,900	5,158,412
Woori Investment & Securities Co., Ltd.	81,000	2,622,702

(Cost $41,005,636)		56,448,857
Lebanon 0.6%
SOLIDERE "A" (GDR) (REG S) (Cost $2,033,487)	124,600	2,087,050
Luxembourg 0.7%
Tenaris SA (ADR) (Cost $1,983,165)	52,700	2,538,559
Malaysia 1.8%
Kuala Lumpur Kepong Bhd.	482,800	1,788,935
Steppe Cement Ltd.*	211,985	1,538,891
Telekom Malaysia Bhd.	1,101,500	3,228,098

(Cost $5,023,258)		6,555,924
Mexico 5.1%
America Movil SAB de CV "L" (ADR)	167,500	10,029,900
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	23,400	1,137,708
Grupo FAMSA SAB de CV "A"*	570,400	2,597,166
Grupo Financiero Banorte SAB de CV "O"	749,400	3,326,890
Grupo Televisa SA (ADR)	73,100	1,845,775

(Cost $11,905,476)		18,937,439
Morocco 0.6%
ONA SA (Cost $1,600,420)	10,800	2,067,194
Netherlands 0.4%
Vimetco NV (GDR) 144A* (Cost $1,644,300)	182,700	1,644,300

Nigeria 0.3%
Guaranty Trust Bank PLC (GDR) 144A* (Cost $1,273,440)	113,700	1,239,330
Pakistan 0.9%
Adamjee Insurance Co., Ltd.*	502,800	2,516,571
MCB Bank Ltd. (GDR) 144A	35,650	759,345

(Cost $2,396,749)		3,275,916
Peru 0.3%
Intergroup Financial Services Corp.*	47,000	822,500
Intergroup Financial Services Corp. 144A*	24,500	428,750

(Cost $1,070,419)		1,251,250
Philippines 1.4%
Filinvest Land, Inc.*	43,788,300	1,818,801
Metropolitan Bank & Trust Co.	1,751,530	2,366,418
SM Investments Corp.	129,324	1,159,084

(Cost $4,329,351)		5,344,303
Poland 0.4%
Orbis SA (Cost $1,549,128)	51,581	1,351,436
Russia 9.8%
Far Eastern Shipping Co.*	2,911,947	2,111,162
Gazprom (ADR)	24,338	1,058,703
Gazprom (ADR) (REG S)	327,397	14,105,234
Integra Group Holdings (GDR)*	108,550	1,943,045
LUKOIL (ADR)	77,100	6,206,550
Magnitogorsk Iron & Steel Works (GDR) 144A*	138,050	2,015,530
OAO Magnit*	26,422	1,204,843
Vimpel-Communications (ADR)	16,800	1,779,120
VTB Bank (GDR) 144A*	198,200	2,110,830
X5 Retail Group NV (GDR) (REG S)*	23,400	725,634
X5 Retail Group NV (GDR) 144A*	110,000	3,411,100

(Cost $31,140,288)		36,671,751
Singapore 0.3%
Olam International Ltd. (Cost $1,308,656)	658,100	1,290,196
South Africa 5.9%
Anglo Platinum Ltd.	19,300	2,652,929
Barloworld Ltd.	93,900	1,655,656
Gold Fields Ltd.	272,800	4,399,214
MTN Group Ltd.	253,800	3,552,581
Naspers Ltd. "N"	178,100	4,399,626
Pretoria Portland Cement Company Ltd.	295,031	1,746,646
Raubex Group Ltd.*	302,104	1,194,380
Truworths International Ltd.	510,900	2,567,282

(Cost $21,135,205)		22,168,314
Taiwan 11.0%
Advanced Semiconductor Engineering, Inc.*	2,398,000	3,123,664
Asustek Computer, Inc.	870,100	2,469,379
Cathay Financial Holding Co., Ltd.	1,636,808	4,251,264
Chi Mei Optoelectronics Corp.	2,982,960	3,299,101
Chungwha Telecom Co., Ltd.	1,065,532	1,801,261
Delta Electronics, Inc.*	1,121,375	4,414,126

Farglory Land Development Co., Ltd.	980,900	2,086,714
Fuhwa Financial Holding Co., Ltd.*	3,154,351	2,062,516
Hon Hai Precision Industry Co., Ltd.	827,887	6,827,350
MediaTek, Inc.	274,050	4,914,991
Siliconware Precision Industries Co.	1,123,262	2,133,670
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	386,623	3,924,223

(Cost $35,280,700)		41,308,259
Thailand 3.2%
Bangkok Bank PCL (Foreign Registered)	1,448,600	5,457,065
Krung Thai Bank PCL (Foreign Registered)	5,294,100	1,834,415
Thai Oil PCL (Foreign Registered)	1,201,800	3,113,471
TISCO Bank PCL (Foreign Registered)	1,594,100	1,425,227

(Cost $9,186,537)		11,830,178
Turkey 1.1%
Tupras-Turkiye Petrol Rafinerileri AS	78,800	1,945,201
Turkiye Garanti Bankasi AS (Unit)	337,200	2,293,669

(Cost $2,672,258)		4,238,870
United Kingdom 0.7%
Standard Chartered PLC (Cost $2,866,035)	85,400	2,748,365
United Arab Emirates 1.1%
Emaar Properties (Cost $4,465,532)	1,335,218	3,962,880

Total Common Stocks (Cost $284,294,666)		364,251,811
Warrants 1.0%
Pakistan 0.5%
MCB Bank Ltd. 144A, Expiration Date 1/20/2010* (Cost $1,263,373)	333,730	1,795,134
United States 0.5%
Citigroup Global Markets Holdings, Inc. Expiration Date 3/17/2008* (Cost $1,729,887)	303,600	2,039,888

Total Warrants (Cost $2,993,260)		3,835,022
Preferred Stocks 0.8%
Brazil
Net Servicos de Comunicacao SA* (Cost $1,701,852)	193,943	3,115,157
Rights 0.0%
Thailand
True Corp. PCL* (Cost $0)	324,062	0
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $17,028,914)	17,028,914	17,028,914
Cash Equivalents 0.0%
Cash Management QP Trust, 5.35% (b) (Cost $30,347)	30,347	30,347

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $306,049,039)		103.9	388,261,251
Other Assets and Liabilities, Net		(3.9)	(14,427,302)

Net Assets		100.0	373,833,949

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $16,596,186 which is 4.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Bearer Depositary Receipt
GDR: Global Depositary Receipt
At July 31, 2007, the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	94,606,188	25.7%
Energy	57,257,823	15.6%
Information Technology	48,256,989	13.1%
Consumer Discretionary	45,599,060	12.4%
Telecommunication Services	37,666,249	10.3%
Industrials	34,530,681	9.4%
Materials	33,876,601	9.2%
Consumer Staples	9,460,549	2.6%
Health Care	4,357,637	1.2%
Utilities	1,755,191	0.5%
Total	367,366,968	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007